[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

Annual Report

October 31, 2002


- CREDIT SUISSE
  INTERNATIONAL FOCUS FUND


MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3147. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2002

                                                                December 2, 2002

Dear Shareholder:

   For the 12 months ended October 31, 2002, the Common Class shares of Credit Suisse International Focus Fund(1)(the "Fund") returned -15.85%, vs. a decline of 12.93% for the MSCI EAFE Index(2) ("EAFE"). The Fund's Advisor Class shares returned -16.96%(3) between their inception on December 24, 2001 and October 31, 2002, vs. a same-period decline of 16.08% for EAFE. The Fund's Class A, B and C shares (all of which have an inception date of November 30, 2001) returned -17.32%,3,4 -17.78%(3),(4) and -18.09%,(3),(4) respectively, in the 11-month period ended October 31, 2002, vs. a same-period decline of 16.03% for EAFE.

   The Fund's fiscal year was a challenging time for non-U.S. equities. As represented by the EAFE benchmark, foreign stocks rose modestly in November, weathered some turbulence in December through February, and had a generally positive tone in March through mid-May. They benefited mainly from improving perceptions about economic growth in the U.S. and globally, as well as the absence in Europe and Asia of the kind of accounting irregularities and corporate governance issues that were hurting the U.S. market.

   Aggregate share prices declined for most of the fiscal year thereafter, however, as the economic picture worsened and expectations about the timing and pace of a global economic recovery became less optimistic. Other factors that contributed to poor investor sentiment included the lack of meaningful improvement in the outlook for corporate profitability; the diminishing likelihood that global corporate spending, particularly on technology and telecom infrastructure, would rebound; instability in the Middle East and South Asia; and rising anxiety about a potential war with Iraq.

   Few individual markets generated positive returns amidst the conditions we have described. The best performers (i.e., as denominated in U.S. dollars) were non-Japan Asian countries like New Zealand, Singapore and Australia, while virtually all European countries ended the year in decidedly negative territory.

   The Fund underperformed the broad universe of non-U.S. equities (as represented by EAFE) primarily as a result of our holdings in consumer-oriented, health care and energy companies.

   The most favorable contributions to the Fund's overall return came from effective stock selection in financial services, telecommunications, technology and basic materials companies. Viewed geographically, performance compared to EAFE was best in Sweden, Singapore, South Korea, Ireland and France; and least beneficial in the U.K., Switzerland, Denmark, the Netherlands and Mexico.

   Looking ahead, we continue to position the Fund in what we believe are reasonably valued businesses that are well-situated to grow in the current environment. Valuations and growth prospects appear attractive to us in a number of areas. The industries in which the portfolio is most heavily invested at present are financial services (notably banks in Europe and non-Japan Asia); industrials (in Europe); and technology (in which we own a carefully chosen group of market leaders whose valuations we consider to be historically low). On a geographical level, we favor Europe and non-Japan Asia at the expense of Japan.

Vincent J. McBride,           Nancy Nierman,               Todd Jacobson,
Co-Portfolio Manager          Co-Portfolio Manager         Co-Portfolio Manager

     INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. THE FUND'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF THE FUND'S ASSETS. AS A RESULT OF THIS STRATEGY, THE FUND MAY BE SUBJECT TO GREATER VOLATILITY THAN A FUND THAT INVESTS IN A LARGER NUMBER OF ISSUERS.

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
        CREDIT SUISSE INTERNATIONAL FOCUS FUND(1) COMMON CLASS SHARES AND
          THE MSCI EAFE INDEX(2) FROM INCEPTION (3/31/97). (UNAUDITED)

            CREDIT SUISSE INTERNATIONAL FOCUS FUND(1)
                              COMMON CLASS -- $10,631     MSCI EAFE INDEX(2) -- $8,981
 3/31/97                                  $ 10,000.00                      $ 10,000.00
 4/30/97                                  $ 10,210.00                      $ 10,055.00
 5/31/97                                  $ 11,070.00                      $ 10,712.00
 6/30/97                                  $ 11,630.00                      $ 11,306.00
 7/31/97                                  $ 12,310.00                      $ 11,491.00
 8/31/97                                  $ 11,540.00                      $ 10,635.00
 9/30/97                                  $ 12,120.00                      $ 11,233.00
10/31/97                                  $ 11,060.00                      $ 10,372.00
11/30/97                                  $ 10,650.00                      $ 10,269.00
12/31/97                                  $ 10,450.00                      $ 10,361.00
 1/31/98                                  $ 10,702.00                      $ 10,837.00
 2/28/98                                  $ 11,509.00                      $ 11,535.00
 3/31/98                                  $ 12,359.00                      $ 11,893.00
 4/30/98                                  $ 12,727.00                      $ 11,989.00
 5/31/98                                  $ 12,884.00                      $ 11,934.00
 6/30/98                                  $ 12,601.00                      $ 12,027.00
 7/31/98                                  $ 12,769.00                      $ 12,152.00
 8/31/98                                  $ 11,195.00                      $ 10,649.00
 9/30/98                                  $ 10,702.00                      $ 10,325.00
10/31/98                                  $ 11,310.00                      $ 11,404.00
11/30/98                                  $ 11,929.00                      $ 11,991.00
12/31/98                                  $ 12,116.00                      $ 12,467.00
 1/31/99                                  $ 12,169.00                      $ 12,433.00
 2/28/99                                  $ 11,808.00                      $ 12,140.00
 3/31/99                                  $ 12,349.00                      $ 12,650.00
 4/30/99                                  $ 12,889.00                      $ 13,165.00
 5/31/99                                  $ 12,317.00                      $ 12,490.00
 6/30/99                                  $ 13,377.00                      $ 12,980.00
 7/31/99                                  $ 14,448.00                      $ 13,369.00
 8/31/99                                  $ 14,755.00                      $ 13,420.00
 9/30/99                                  $ 15,063.00                      $ 13,558.00
10/31/99                                  $ 15,667.00                      $ 14,069.00
11/30/99                                  $ 17,363.00                      $ 14,561.00
12/31/99                                  $ 19,704.00                      $ 15,871.00
 1/31/00                                  $ 18,607.00                      $ 14,865.00
 2/29/00                                  $ 20,241.00                      $ 15,268.00
 3/31/00                                  $ 19,572.00                      $ 15,863.00
 4/30/00                                  $ 18,409.00                      $ 15,031.00
 5/31/00                                  $ 17,784.00                      $ 14,667.00
 6/30/00                                  $ 18,673.00                      $ 15,244.00
 7/31/00                                  $ 18,289.00                      $ 14,608.00
 8/31/00                                  $ 18,662.00                      $ 14,738.00
 9/30/00                                  $ 17,477.00                      $ 14,023.00
10/31/00                                  $ 16,435.00                      $ 13,694.00
11/30/00                                  $ 15,656.00                      $ 13,184.00
12/31/00                                  $ 16,481.00                      $ 13,655.00
 1/31/01                                  $ 16,507.00                      $ 13,649.00
 2/28/01                                  $ 15,124.00                      $ 12,627.00
 3/31/01                                  $ 14,096.00                      $ 11,791.00
 4/30/01                                  $ 15,097.00                      $ 12,618.00
 5/31/01                                  $ 14,715.00                      $ 12,182.00
 6/30/01                                  $ 14,491.00                      $ 11,689.00
 7/31/01                                  $ 14,320.00                      $ 11,477.00
 8/31/01                                  $ 13,951.00                      $ 11,189.00
 9/30/01                                  $ 12,370.00                      $ 10,058.00
10/31/01                                  $ 12,634.00                      $ 10,315.00
11/30/01                                  $ 12,871.00                      $ 10,696.00
12/31/01                                  $ 13,045.00                      $ 10,760.00
 1/31/02                                  $ 12,808.00                      $ 10,189.00
 2/28/02                                  $ 12,834.00                      $ 10,261.00
 3/31/02                                  $ 13,626.00                      $ 10,821.00
 4/30/02                                  $ 13,573.00                      $ 10,899.00
 5/31/02                                  $ 13,559.00                      $ 11,047.00
 6/30/02                                  $ 12,993.00                      $ 10,612.00
 7/31/02                                  $ 11,595.00                      $  9,565.00
 8/31/02                                  $ 11,621.00                      $  9,545.00
 9/30/02                                  $ 10,197.00                      $  8,523.00
10/31/02                                  $ 10,631.00                      $  8,981.00

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
      CREDIT SUISSE INTERNATIONAL FOCUS FUND(1) ADVISOR CLASS SHARES(3) AND
          THE MSCI EAFE INDEX(2) FROM INCEPTION (12/24/01). (UNAUDITED)

           CREDIT SUISSE INTERNATIONAL FOCUS FUND(1)
                          ADVISOR CLASS(3) -- $8,313   MSCI EAFE INDEX(2) -- $8,392
12/24/01                                 $ 10,000.00                    $ 10,000.00
12/31/01                                 $ 10,238.00                    $ 10,054.00
 1/31/02                                 $ 10,042.00                    $  9,520.00
 2/28/02                                 $ 10,062.00                    $  9,587.00
 3/31/02                                 $ 10,672.00                    $ 10,111.00
 4/30/02                                 $ 10,631.00                    $ 10,184.00
 5/31/02                                 $ 10,610.00                    $ 10,322.00
 6/30/02                                 $ 10,166.00                    $  9,915.00
 7/31/02                                 $  9,070.00                    $  8,937.00
 8/31/02                                 $  9,080.00                    $  8,919.00
 9/30/02                                 $  7,973.00                    $  7,963.00
10/31/02                                 $  8,313.00                    $  8,392.00

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
          CREDIT SUISSE INTERNATIONAL FOCUS FUND(1) CLASS A SHARES(4),
    CLASS B SHARES(4), AND CLASS C SHARES(4), AND THE MSCI EAFE INDEX(2) FROM
                        INCEPTION (11/30/01). (UNAUDITED)

                   CREDIT SUISSE           CREDIT SUISSE           CREDIT SUISSE
                   INTERNATIONAL           INTERNATIONAL           INTERNATIONAL
                   FOCUS FUND(1)           FOCUS FUND(1)           FOCUS FUND(1)              MSCI EAFE
           CLASS A(4) -- $7,790     CLASS B(4) -- $7,893    CLASS C(4) -- $8,109     INDEX(2) -- $8,397
11/30/01              $ 9,425.00             $ 10,000.00                $ 10,000               $ 10,000
12/31/01              $ 9,550.00             $ 10,125.00                $ 10,126               $ 10,060
 1/31/02              $ 9,376.00             $  9,980.00                $  9,932               $  9,526
 2/28/02              $ 9,386.00             $  9,990.00                $  9,942               $  9,593
 3/31/02              $ 9,965.00             $ 10,594.00                $ 10,546               $ 10,117
 4/30/02              $ 9,926.00             $ 10,552.00                $ 10,504               $ 10,190
 5/31/02              $ 9,935.00             $ 10,531.00                $ 10,483               $ 10,328
 6/30/02              $ 9,520.00             $ 10,080.00                $ 10,032               $  9,921
 7/31/02              $ 8,496.00             $  8,985.00                $  8,946               $  8,942
 8/31/02              $ 8,515.00             $  8,994.00                $  8,956               $  8,924
 9/30/02              $ 7,472.00             $  7,888.00                $  7,860               $  7,968
10/31/02              $ 7,790.00             $  7,893.00                $  8,109               $  8,397

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002(1)

                                                                        SINCE
                                              1 YEAR     5 YEAR       INCEPTION
                                              ------     ------       ---------
Common Class                                 (17.57%)    (3.40%)       0.35%
Advisor Class                                    --         --       (20.19%)(3)
Class A Without Sales Charge                     --         --       (20.70%)(3)
Class A With Maximum Sales Charge                --         --       (25.29%)(3)
Class B Without Sales Charge                     --         --       (21.06%)(3)
Class B With Maximum Sales Charge                --         --       (24.21%)(3)
Class C Without Sales Charge                     --         --       (21.37%)(3)
Class C With Maximum Sales Charge                --         --       (22.15%)(3)

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2002(1)

                                                                        SINCE
                                              1 YEAR     5 YEAR       INCEPTION
                                              ------     ------       ---------
Common Class                                 (15.85%)    (0.79%)       1.10%
Advisor Class                                    --         --       (16.96%)(3)
Class A Without Sales Charge                     --         --       (17.32%)(3)
Class A With Maximum Sales Charge                --         --       (22.10%)(3)
Class B Without Sales Charge                     --         --       (17.78%)(3)
Class B With Maximum Sales Charge                --         --       (21.07%)(3)
Class C Without Sales Charge                     --         --       (18.09%)(3)
Class C With Maximum Sales Charge                --         --       (18.91%)(3)

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(2) The Morgan Stanley Capital International EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance, excluding the U.S. and Canada. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

(3) Returns for periods of less than one year are not annualized.

(4) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was -22.10%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was -21.07%. Total return for Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was -18.91%.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
SCHEDULE OF INVESTMENTS
October 31, 2002

                                                                NUMBER OF
                                                                 SHARES         VALUE
                                                                ---------   -------------
COMMON STOCKS (94.6%)

AUSTRALIA (1.6%)
BANKS (1.6%)
    National Australia Bank, Ltd.                                 219,743   $   4,191,851
                                                                            -------------
TOTAL AUSTRALIA                                                                 4,191,851
                                                                            -------------
BRAZIL (0.8%)
MINING (0.8%)
    Companhia Vale do Rio Doce ADR                                 81,000       2,134,350
                                                                            -------------
TOTAL BRAZIL                                                                    2,134,350
                                                                            -------------
DENMARK (3.6%)
COMMERCIAL SERVICES & SUPPLIES (1.4%)
    ISS A/S*                                                      109,660       3,536,268
                                                                            -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.2%)
    TDC A/S                                                       268,393       5,793,858
                                                                            -------------
TOTAL DENMARK                                                                   9,330,126
                                                                            -------------
FINLAND (0.8%)
PAPER & FOREST PRODUCTS (0.8%)
    Stora Enso Oyj                                                203,015       2,111,014
                                                                            -------------
TOTAL FINLAND                                                                   2,111,014
                                                                            -------------
FRANCE (11.8%)
AUTO COMPONENTS (1.6%)
    Compagnie Generale des Etablissements Michelin Class B        146,200       4,250,863
                                                                            -------------
BANKS (2.2%)
    BNP Paribas SA                                                141,960       5,659,961
                                                                            -------------
CONSTRUCTION & ENGINEERING (2.2%)
    Vinci SA                                                      104,940       5,861,298
                                                                            -------------
INSURANCE (3.6%)
    Axa                                                           626,950       9,356,638
                                                                            -------------
OIL & GAS (2.2%)
    Total Fina Elf SA                                              42,450       5,847,611
                                                                            -------------
TOTAL FRANCE                                                                   30,976,371
                                                                            -------------
GERMANY (3.1%)
AUTOMOBILES (1.7%)
    DaimlerChrysler AG                                            126,700       4,360,186
                                                                            -------------
ELECTRIC/GAS (1.4%)
    E.ON AG                                                        82,800       3,714,516
                                                                            -------------
TOTAL GERMANY                                                                   8,074,702
                                                                            -------------
HONG KONG (4.9%)
ELECTRIC UTILITIES (2.9%)
    Hongkong Electric Holdings, Ltd.                            1,895,300       7,703,578
                                                                            -------------

                 See Accompanying Notes to Financial Statements.

                                        6

                                                                NUMBER OF
                                                                 SHARES         VALUE
                                                                ---------   -------------
COMMON STOCKS (CONTINUED)
HONG KONG (CONTINUED)

MEDIA (2.0%)
    Television Broadcasts, Ltd.                                 1,483,900   $   5,089,600
                                                                            -------------
TOTAL HONG KONG                                                                12,793,178
                                                                            -------------
HUNGARY (2.4%)
BANKS (2.4%)
    OTP Bank                                                      726,380       6,432,617
                                                                            -------------
TOTAL HUNGARY                                                                   6,432,617
                                                                            -------------
IRELAND (4.0%)
BANKS (4.0%)
    Allied Irish Banks PLC                                        541,200       7,610,616
    Bank of Ireland                                               273,859       3,031,664
                                                                            -------------
                                                                               10,642,280
                                                                            -------------
TOTAL IRELAND                                                                  10,642,280
                                                                            -------------
ITALY (2.2%)
INSURANCE (2.2%)
    Riunione Adriatica di Sicurta SpA (RAS)                       468,200       5,832,916
                                                                            -------------
TOTAL ITALY                                                                     5,832,916
                                                                            -------------
JAPAN (14.6%)
AUTOMOBILES (1.5%)
    Honda Motor Company, Ltd.                                     107,800       3,863,007
                                                                            -------------
BEVERAGES (1.4%)
    Asahi Breweries, Ltd.                                         571,000       3,756,760
                                                                            -------------
LEISURE EQUIPMENT & PRODUCTS (1.4%)
    Nintendo Company, Ltd.                                         39,300       3,785,444
                                                                            -------------
MACHINERY (1.2%)
    NSK, Ltd.                                                   1,262,200       3,039,432
                                                                            -------------
OFFICE ELECTRONICS (1.7%)
    Canon, Inc.                                                   118,000       4,353,742
                                                                            -------------
PERSONAL PRODUCTS (1.6%)
    Shiseido Company, Ltd.                                        371,000       4,124,709
                                                                            -------------
PHARMACEUTICALS (2.2%)
    Takeda Chemical Industries, Ltd.                              140,900       5,854,247
                                                                            -------------
REAL ESTATE (1.5%)
    Mitsui Fudosan Company, Ltd.                                  531,000       4,070,075
                                                                            -------------
SPECIALTY RETAIL (2.1%)
    Yamada Denki Company, Ltd.*                                    74,100       1,826,701
    Yamada Denki Company, Ltd.                                    148,200       3,592,915
                                                                            -------------
                                                                                5,419,616
                                                                            -------------
TOTAL JAPAN                                                                    38,267,032
                                                                            -------------

                 See Accompanying Notes to Financial Statements.

                                        7

                                                                NUMBER OF
                                                                 SHARES         VALUE
                                                                ---------   -------------
COMMON STOCKS (CONTINUED)

MEXICO (1.6%)
MEDIA (1.6%)
    Grupo Televisa SA ADR*                                        149,500   $   4,200,950
                                                                            -------------
TOTAL MEXICO                                                                    4,200,950
                                                                            -------------
NETHERLANDS (7.7%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
    Koninklijke (Royal) KPN NV*                                   742,200       4,704,079
                                                                            -------------
MACHINERY (1.6%)
    IHC Caland NV                                                  94,819       4,206,753
                                                                            -------------
OIL & GAS (2.7%)
    Royal Dutch Petroleum Co.*                                    162,620       7,034,452
                                                                            -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.6%)
    ASML Holding NV*                                              488,480       4,281,182
                                                                            -------------
TOTAL NETHERLANDS                                                              20,226,466
                                                                            -------------
NORWAY (2.9%)
BANKS (2.9%)
    DnB Holding ASA                                             1,669,370       7,699,846
                                                                            -------------
TOTAL NORWAY                                                                    7,699,846
                                                                            -------------
SINGAPORE (2.2%)
BANKS (2.2%)
    United Overseas Bank, Ltd.                                    775,415       5,884,750
                                                                            -------------
TOTAL SINGAPORE                                                                 5,884,750
                                                                            -------------
SOUTH KOREA (3.0%)
BANKS (1.0%)
    Shinhan Financial Group Company, Ltd.                         240,700       2,538,444
                                                                            -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.0%)
    Samsung Electronics Company, Ltd.                              18,500       5,238,165
                                                                            -------------
TOTAL SOUTH KOREA                                                               7,776,609
                                                                            -------------
SWEDEN (1.7%)
MACHINERY (1.7%)
    SKF AB Series B                                               181,000       4,533,842
                                                                            -------------
TOTAL SWEDEN                                                                    4,533,842
                                                                            -------------
SWITZERLAND (4.5%)
FOOD PRODUCTS (1.7%)
    Nestle SA                                                      20,470       4,388,836
                                                                            -------------
PHARMACEUTICALS (2.8%)
    Novartis AG                                                   191,580       7,306,616
                                                                            -------------
TOTAL SWITZERLAND                                                              11,695,452
                                                                            -------------

                 See Accompanying Notes to Financial Statements.

                                        8

                                                                NUMBER OF
                                                                 SHARES         VALUE
                                                                ---------   -------------
COMMON STOCKS (CONTINUED)

TAIWAN (0.1%)
METALS & MINING (0.1%)
    China Steel Corp.                                             252,000   $     135,593
    China Steel Corp. ADR                                             558           5,943
                                                                            -------------
                                                                                  141,536
                                                                            -------------
TOTAL TAIWAN                                                                      141,536
                                                                            -------------
UNITED KINGDOM (21.1%)
BANKS (2.0%)
    Royal Bank of Scotland Group PLC                              225,320       5,301,796
                                                                            -------------
BEVERAGES (1.9%)
    Diageo PLC*                                                   448,925       5,060,381
                                                                            -------------
ELECTRIC UTILITIES (1.8%)
    Scottish Power PLC                                            856,300       4,702,280
                                                                            -------------
FOOD PRODUCTS (2.8%)
    Cadbury Schweppes PLC                                       1,140,470       7,422,542
                                                                            -------------
INDUSTRIAL CONGLOMERATES (2.3%)
    Smiths Group PLC                                              528,500       6,064,857
                                                                            -------------
METALS & MINING (1.6%)
    Rio Tinto PLC                                                 226,250       4,088,331
                                                                            -------------
OIL & GAS (2.5%)
    BG Group PLC                                                1,682,600       6,712,689
                                                                            -------------
PHARMACEUTICALS (1.9%)
    AstraZeneca PLC                                               131,340       4,900,731
                                                                            -------------
SOFTWARE (2.1%)
    Sage Group PLC                                              2,445,100       5,585,023
                                                                            -------------
WIRELESS TELECOMMUNICATION SERVICES (2.2%)
    Vodafone Group PLC                                          3,549,407       5,705,755
                                                                            -------------
TOTAL UNITED KINGDOM                                                           55,544,385
                                                                            -------------

TOTAL COMMON STOCKS (Cost $257,241,925)                                       248,490,273
                                                                            -------------

                 See Accompanying Notes to Financial Statements.

                                        9

                                                                NUMBER OF
                                                                 SHARES         VALUE
                                                                ---------   -------------
WARRANTS (0.0%)
CANADA (0.0%)
INTERNET SOFTWARE & SERVICES (0.0%)
    Wysdom, Inc. *++ (Cost $4,494,496)                          1,182,762   $           0
                                                                            -------------

                                                                   PAR
                                                                  (000)
                                                                  -----
SHORT-TERM INVESTMENT (5.3%)
    State Street Bank and Trust Co. Euro Time Deposit,
     1.750%, 11/01/02
    (Cost $13,841,000)                                          $  13,841      13,841,000
                                                                            -------------
TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $275,577,421)                        262,331,273

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                                      349,851
                                                                            -------------

NET ASSETS (100.0%)                                                         $ 262,681,124
                                                                            =============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

----------
 * Non-income producing security.
++ Restricted security, not readily marketable; security is valued at fair value as determined in good faith by the Board of Directors.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2002

ASSETS
    Investments at value (Cost $ 275,577,421)                                        $   262,331,273
    Cash                                                                                         102
    Foreign currency (Cost $4,225,255)                                                     4,231,210
    Receivable for fund shares sold                                                          175,518
    Dividend and interest receivable                                                       1,125,045
    Prepaid expenses and other assets                                                         35,697
                                                                                     ---------------
      Total Assets                                                                       267,898,845
                                                                                     ---------------
LIABILITIES
    Advisory fee payable                                                                     193,136
    Administrative services fee payable                                                       46,754
    Distribution/Shareholder servicing fee payable                                            18,429
    Directors' fee payable                                                                     2,281
    Payable for fund shares redeemed                                                       3,265,130
    Payable for investments purchased                                                      1,395,070
    Other accrued expenses payable                                                           296,921
                                                                                     ---------------
      Total Liabilities                                                                    5,217,721
                                                                                     ---------------
NET ASSETS
    Capital stock, $0.001 par value                                                           32,577
    Paid-in capital                                                                      436,384,866
    Undistributed net investment income                                                    1,245,280
    Accumulated net realized loss on investments and foreign currency transactions      (161,777,959)
    Net unrealized depreciation from investments and foreign currency translations       (13,203,640)
                                                                                     ---------------
      Net Assets                                                                     $   262,681,124
                                                                                     ===============
COMMON SHARES
    Net assets                                                                       $   218,897,032
    Shares outstanding                                                                    27,130,366
                                                                                     ---------------
    Net asset value, offering price and redemption price per share                   $          8.07
                                                                                     ===============
ADVISOR SHARES
    Net assets                                                                       $    43,394,803
    Shares outstanding                                                                     5,398,169
                                                                                     ---------------
    Net asset value, offering price and redemption price per share                   $          8.04
                                                                                     ===============
A SHARES
    Net assets                                                                       $       114,371
    Shares outstanding                                                                        14,170
                                                                                     ---------------
    Net asset value and redemption price per share                                   $          8.07
                                                                                     ===============
    Maximum offering price per share (net asset value/(1-5.75%))                     $          8.56
                                                                                     ===============
B SHARES
    Net assets                                                                       $       174,944
    Shares outstanding                                                                        21,770
                                                                                     ---------------
    Net asset value and offering price per share                                     $          8.04
                                                                                     ===============
C SHARES
    Net assets                                                                       $        99,974
    Shares outstanding                                                                        12,495
                                                                                     ---------------
    Net asset value and offering price per share                                     $          8.00
                                                                                     ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2002

INVESTMENT INCOME
    Dividend                                                                                  $   4,548,279
    Interest                                                                                        172,215
    Foreign taxes withheld                                                                         (405,681)
                                                                                              -------------
      Total investment income                                                                     4,314,813
                                                                                              -------------
EXPENSES
    Investment advisory fees                                                                      1,820,511
    Administrative services fees                                                                    316,575
    Distribution/Shareholder servicing fees                                                         140,775
    Transfer agent fees                                                                             572,027
    Registration fees                                                                                94,942
    Custodian fees                                                                                   84,372
    Audit fees                                                                                       71,661
    Printing fees                                                                                    58,654
    Legal fees                                                                                       56,075
    Directors' fees                                                                                  15,251
    Insurance expense                                                                                 2,118
    Interest expense                                                                                  1,630
    Miscellaneous expense                                                                             8,513
                                                                                              -------------
      Total expenses                                                                              3,243,104
    Less: fees waived                                                                              (420,724)
                                                                                              -------------
      Net expenses                                                                                2,822,380
                                                                                              -------------
        Net investment income                                                                     1,492,433
                                                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
  FOREIGN CURRENCY RELATED ITEMS
    Net realized loss from investments                                                          (73,712,716)
    Net realized loss on foreign currency transactions                                           (1,610,524)
    Net change in unrealized appreciation (depreciation) from investments                       (13,213,357)
    Net change in unrealized appreciation (depreciation) from foreign currency translations          56,143
                                                                                              -------------
    Net realized and unrealized loss from investments and foreign currency related items        (88,480,454)
                                                                                              -------------
    Net decrease in net assets resulting from operations                                      $ (86,988,021)
                                                                                              =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                               FOR THE YEAR            FOR THE YEAR
                                                                                   ENDED                   ENDED
                                                                             OCTOBER 31, 2002        OCTOBER 31, 2001
                                                                             ----------------        ----------------
FROM OPERATIONS
  Net investment income                                                      $      1,492,433        $        323,514
  Net loss on investments and foreign currency transactions                       (75,323,240)             (6,632,205)
  Net change in unrealized appreciation (depreciation) from investments
    and foreign currency translations                                             (13,157,214)             (5,771,878)
                                                                             ----------------        ----------------
    Net decrease in net assets resulting from operations                          (86,988,021)            (12,080,569)
                                                                             ----------------        ----------------

FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
    Common Class shares                                                               (45,863)               (570,780)
  Distributions from net realized gains
    Common Class shares                                                                    --             (11,327,090)
                                                                             ----------------        ----------------
    Net decrease in net assets resulting from dividends and distributions             (45,863)            (11,897,870)
                                                                             ----------------        ----------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                    343,914,126             139,586,480
  Exchange value of shares due to merger                                          375,489,723                      --
  Reinvestment of dividends and distributions                                          43,635              11,657,625
  Net asset value of shares redeemed                                             (400,389,721)(1)        (182,364,233)
                                                                             ----------------        ----------------
    Net increase (decrease) in net assets from capital share transactions         319,057,763             (31,120,128)
                                                                             ----------------        ----------------
  Net increase (decrease) in net assets                                           232,023,879             (55,098,567)

NET ASSETS
  Beginning of year                                                                30,657,245              85,755,812
                                                                             ----------------        ----------------
  End of year                                                                $    262,681,124        $     30,657,245
                                                                             ================        ================
UNDISTRIBUTED NET INVESTMENT INCOME                                          $      1,245,280        $         41,522
                                                                             ================        ================

----------
(1) Net of $54,119 of redemption fees retained by the Fund.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                             FOR THE YEAR ENDED OCTOBER 31,
                                                     ---------------------------------------------------------------------------
                                                         2002            2001            2000            1999            1998
                                                     ------------     ----------      ----------      ----------      ----------
PER SHARE DATA
  Net asset value, beginning of period               $       9.59     $    14.98      $    14.78      $    10.78      $    11.06
                                                     ------------     ----------      ----------      ----------      ----------
INVESTMENT OPERATIONS
  Net investment income                                      0.08(1)        0.12            0.11            0.09            0.27
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                          (1.59)         (3.05)           0.66            4.02           (0.06)
                                                     ------------     ----------      ----------      ----------      ----------
      Total from investment operations                      (1.51)         (2.93)           0.77            4.11            0.21
                                                     ------------     ----------      ----------      ----------      ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                      (0.01)         (0.12)          (0.08)          (0.11)          (0.24)
  Distributions from net realized gains                        --          (2.34)          (0.49)             --           (0.25)
                                                     ------------     ----------      ----------      ----------      ----------
      Total dividends and distributions                     (0.01)         (2.46)          (0.57)          (0.11)          (0.49)
                                                     ------------     ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF PERIOD                       $       8.07     $     9.59      $    14.98      $    14.78      $    10.78
                                                     ============     ==========      ==========      ==========      ==========
      Total return(2)                                      (15.85)%       (23.13)%          4.90%          38.52%           2.26%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)           $    218,897     $   30,657      $   85,756      $   79,383      $   39,021
    Ratio of expenses to average net assets                  1.47%          0.95%(3)        0.97%(3)        0.96%(3)        0.95%(3)
    Ratio of net investment income to average
      net assets                                             0.88%          0.63%           0.65%           0.92%           1.50%
    Decreases reflected in above operating
      expense ratios due to waivers/reimbursements           0.23%          0.66%           0.48%           0.55%           1.09%
  Portfolio turnover rate                                     150%           166%            146%            151%            116%

----------
(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price, and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .00% .02%, .01% and .00% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. The Common Class shares' net operating expense ratio after reflecting these arrangements was .95% for the years ended October 31, 2001, 2000, 1999, and 1998 respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout the Period)

                                                                FOR THE PERIOD
                                                                    ENDED
                                                              OCTOBER 31, 2002(1)
                                                              -------------------
PER SHARE DATA
  Net asset value, beginning of period                        $              9.67
                                                              -------------------

INVESTMENT OPERATIONS
  Net investment income(2)                                                   0.04
  Net loss on investments
    and foreign currency related items
    (both realized and unrealized)                                          (1.67)
                                                              -------------------
      Total from investment operations                                      (1.63)
                                                              -------------------
REDEMPTION FEES                                                                --(3)
                                                              -------------------
  NET ASSET VALUE, END OF PERIOD                              $              8.04
                                                              ===================
      Total return(4)                                                      (16.96)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                    $            43,395
    Ratio of expenses to average net assets(5)                               1.99%
    Ratio of net investment income to average net assets(5)                  0.47%
    Decrease reflected in above operating expense ratios
      due to waivers(5)                                                      0.24%
  Portfolio turnover rate                                                     150%

----------
(1) For the period December 24, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3) This represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the period shown, total return would have been lower. Total Return is not annualized.

(5) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout the Period)

                                                                FOR THE PERIOD
                                                                     ENDED
                                                              OCTOBER 31, 2002(1)
                                                              -------------------
PER SHARE DATA
  Net asset value, beginning of period                        $              9.77
                                                              -------------------

INVESTMENT OPERATIONS
  Net investment income(2)                                                   0.07
  Net loss on investments
    and foreign currency related items
    (both realized and unrealized)                                          (1.77)
                                                              -------------------
      Total from investment operations                                      (1.70)
                                                              -------------------
NET ASSET VALUE, END OF PERIOD                                $              8.07
                                                              ===================
      Total return(3)                                                      (17.32)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                    $               114
    Ratio of expenses to average net assets(4)                               1.74%
    Ratio of net investment income to
      average net assets(4)                                                  0.80%
    Decrease reflected in above operating expense ratios
      due to waivers(4)                                                      0.24%
  Portfolio turnover rate                                                     150%

----------
(1) For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3) Total return is historical and assume changes in share price, and reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total return would have been lower. Total Return is not annualized.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout the Period)

                                                                FOR THE PERIOD
                                                                   ENDED
                                                              OCTOBER 31, 2002(1)
                                                              -------------------
PER SHARE DATA
  Net asset value, beginning of period                        $              9.77
                                                              -------------------

INVESTMENT OPERATIONS
  Net investment loss(2)                                                    (0.01)
  Net loss on investments
    and foreign currency related items
    (both realized and unrealized)                                          (1.72)
                                                              -------------------
      Total from investment operations                                      (1.73)
                                                              -------------------
NET ASSET VALUE, END OF PERIOD                                $              8.04
                                                              ===================
      Total return(3)                                                      (17.78)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                    $               175
    Ratio of expenses to average net assets(4)                               2.44%
    Ratio of net loss to average net assets(4)                              (0.06)%
    Decrease reflected in above operating expense
      ratios due to waivers(4)                                               0.21%
  Portfolio turnover rate                                                     150%

----------
(1) For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3) Total return is historical and assume changes in share price, and reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total return would have been lower. Total Return is not annualized.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout the Period)

                                                                FOR THE PERIOD
                                                                    ENDED
                                                              OCTOBER 31, 2002(1)
                                                              -------------------
PER SHARE DATA
  Net asset value, beginning of period                        $              9.77
                                                              -------------------

INVESTMENT OPERATIONS
  Net investment loss(2)                                                    (0.04)
  Net loss on investments
    and foreign currency related items
    (both realized and unrealized)                                          (1.73)
                                                              -------------------
      Total from investment operations                                      (1.77)
                                                              -------------------
NET ASSET VALUE, END OF PERIOD                                $              8.00
                                                              ===================
      Total return(3)                                                      (18.09)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                    $               100
    Ratio of expenses to average net assets(4)                               2.53%
    Ratio of net investment loss to average net assets(4)                   (0.49)%
    Decrease reflected in above operating expense
      ratios due to waivers(4)                                               0.24%
  Portfolio turnover rate                                                     150%

----------
(1) For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3) Total return is historical and assume changes in share price, and reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total return would have been lower. Total Return is not annualized.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2002

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse International Focus Fund ("The Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks long-term capital appreciation. The Fund was incorporated in the state of Maryland on October 24, 1997.

   The Fund is authorized to offer five classes of shares: Common, Advisor, Class A, Class B, and Class C. Effective November 30, 2001 the Fund began offering Class A, Class B, and Class C shares. Effective December 12, 2001, Common Class shares closed to new investors, except for reinvestments of dividends. Although no further shares can be purchased, shareholders can redeem their Common Class shares through any available method. Effective December 24, 2001, the Fund began offering the Advisor Class Shares. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Advisor Class shares bear expenses paid pursuant to a shareholder servicing/distribution plan at an annual rate not to exceed .75% of the average daily net asset value of the Fund's Advisor Class shares. Advisor Class shares are currently bearing expenses of .50% of average daily net assets. Class A shares are sold subject to a front-end sales charge of up to 5.75% and bear expenses paid pursuant to a plan of distributions at an annual rate of .25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase and bear expenses paid pursuant to a plan of distribution at an annual rate up to 1.00% of the average daily net asset value of the Fund's Class C shares.

   Effective as of the close of business on April 26, 2002, the Fund acquired all of the net assets of the Credit Suisse International Equity Fund ("International Equity") in a tax-free exchange of shares. The shares exchanged were 28,126,479 shares (valued at $289,140,200) of the Common Class of the Fund for 23,601,039 shares of Common Class of International Equity, and 6,324,384 shares (valued at $64,951,432) of the Advisor Class of the Fund for 5,403,695 shares of the Advisor Class of International Equity. The International Equity net assets of $354,091,632 at that date, which consisted of $41,247,303 of unrealized depreciation, were combined with those of the Fund. The aggregate net assets of International Equity and the Fund immediately before the acquisition were $354,091,632 and $28,708,766, respectively, and the combined net assets of the Fund after the acquisition were $382,800,398.

   Effective as of the close of business on May 10, 2002, the Fund acquired all of the net assets of the Credit Suisse International Small Cap Fund ("International Small Cap") in a tax-free exchange of shares. The shares exchanged were 1,379,827 shares (valued at $21,398,091) of the Common Class of the Fund for 2,073,751 shares of Common Class of International Small Cap. The International Small Cap net assets of $21,398,091 at that date, which consisted of $1,730,200 of unrealized depreciation, were combined with those of the Fund. The aggregate net assets of International Small Cap and the Fund immediately before the acquisition were $21,398,091 and $378,614,288, respectively, and the combined net assets of the Fund after the acquisition were $400,012,379.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. The Fund's equity investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, equity investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's fair value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2002 the Fund had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the year ended October 31, 2002.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. CSFB has agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

   J) OTHER -- The Fund invests in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to it's investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or gains are earned.

   The Fund may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Fund or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. For the year ended October 31, 2002, investment advisory fees earned and voluntarily waived were $1,820,511 and $420,724, respectively.

   Effective May 1, 2002, Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM Ltd. U.K.") and Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Ltd. Japan") affiliates of CSAM, became sub-investment advisers to the Fund. CSAM Ltd. U.K. and CSAM Ltd. Japan's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Fund.

   Effective October 9, 2002, Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Ltd. Australia") an affiliate of CSAM, became a sub-investment adviser to the Fund. CSAM Ltd. Australia's sub-investment advisory fee is paid by CSAM out of CSAM's net investment advisory fee and is not paid by the Fund.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB"), serve as co-administrators to the Fund. At its meeting held on February 12, 2002 the Board of Directors approved SSB to replace PFPC, Inc. ("PFPC"), as co-administrator effective August 1, 2002.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the year ended October 31, 2002, co-administrative services fees earned by CSAMSI were $182,306.

   For its co-administrative services, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS                        ANNUAL RATE
           ------------------------                        -----------
           First $500 million                     .08% of average daily net assets
           Next $1 billion                        .07% of average daily net assets
           Over $1.5 billion                      .06% of average daily net assets

   For the period November 1, 2001 through July 31, 2002, co-administrative service fees earned by PFPC (including out-of-pocket expenses) were $97,849.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds co-administered by SSB and allocated based upon relative average net assets of each fund.

           AVERAGE DAILY NET ASSETS                        ANNUAL RATE
           ------------------------                        -----------
           First $5 billion                       .050% of average daily net assets
           Next $5 billion                        .035% of average daily net assets
           Over $10 billion                       .020% of average daily net assets

   For the period August 1, 2002 through October 31, 2002, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $36,420.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund, pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. For the Advisor Class the fee is calculated at an annual rate of .50% of average daily net assets of Advisor Class shares. For the Class A shares the fee is calculated at an annual rate of .25% of the average daily net assets of Class A shares. For the Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets of Class B and Class C shares, respectively. CSAMSI may use this fee to compensate service organizations for shareholder servicing. For the year ended October 31, 2002, shareholder servicing and distribution fees earned by CSAMSI were as follows:

                                  SHAREHOLDER SERVICING/
                                     DISTRIBUTION FEE
                                  ----------------------
           Advisor Class                 $ 139,473
           Class A                             123
           Class B                             794
           Class C                             385
                                         ---------
                                         $ 140,775
                                         =========

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAMSI. CSAMSI is then reimbursed by the Fund. For the year ended October 31, 2002, the Fund reimbursed CSAM $227,769, which is included in the Fund's transfer agent expense.

   For the year ended October 31, 2002, CSAMSI and its affiliates advised the Fund that it retained $54,792 from commissions earned on the sale of the Fund's shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2002, Merrill was paid $30,579 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   Through June 18, 2002, the Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of ..10% per annum on the average unused amount of the Prior Credit Facility, which was allocated among the Participating Funds in such a manner as was determined by the governing

Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

   Effective June 19, 2002, the Participating Funds, together with additional funds/portfolios advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest rate is unchanged. At October 31, 2002, the Fund had no loans outstanding for either under the New Credit Facility or the Prior Credit Facility. During the year ended October 31, 2002, the Fund had borrowings under the Prior Credit Facility and/or the New Credit Facility as follows:

           AVERAGE DAILY        WEIGHTED AVERAGE           MAXIMUM DAILY
           LOAN BALANCE           INTEREST RATE          LOAN OUTSTANDING
           -------------        ----------------         ----------------
             $ 567,714                2.325%                 $ 596,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2002, purchases and sales of investment securities (excluding short-term investments) were $265,766,872 and $306,940,541, respectively.

NOTE 5. RESTRICTED SECURITIES

   Certain of the Fund's investments are restricted as to resale, and are valued at fair value as determined in good faith by the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. The table below shows the acquisition dates, aggregate cost, fair value as of October 31, 2002, and percent of net assets which the securities represent.

                                                                          PERCENTAGE
                                  ACQUISITION                  MARKET       OF NET
           SECURITY DESCRIPTION       DATE          COST        VALUE       ASSETS
           --------------------   -----------   -----------    -------    ----------
           Wysdom, Inc.           2/22/00       $ 4,494,496    $   --         --%

NOTE 6. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which one billion are classified as Common shares, two billion are classified as Advisor shares, one billion are classified as Class A shares, one billion are classified as Class B shares and one billion are classified as Class C shares. Transactions in capital shares of the Fund were as follows:

                                                         COMMON CLASS
                                 ----------------------------------------------------------------
                                       FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                        OCTOBER 31, 2002                   OCTOBER 31, 2001
                                 ----------------------------------------------------------------
                                     SHARES           VALUE           SHARES            VALUE
                                 -------------    -------------    -------------    -------------
Shares sold                         32,878,289    $ 317,280,958       12,493,186    $ 139,586,480
Shares exchanged due to merger      29,506,306      310,538,291               --               --
Shares issued in reinvestment
  of distributions                       4,394           43,635          951,643       11,657,625
Shares redeemed                    (38,454,721)    (365,442,913)     (15,974,157)    (182,364,233)
                                 -------------    -------------    -------------    -------------
Net increase (decrease)             23,934,268    $ 262,419,971       (2,529,328)   $ (31,120,128)
                                 =============    =============    =============    =============

                                         ADVISOR CLASS
                                 ------------------------------
                                     FOR THE PERIOD ENDED
                                      OCTOBER 31, 2002(1)
                                 ------------------------------
                                     SHARES          VALUE
                                 -------------    -------------
Shares sold                          2,912,960    $  25,880,509
Shares exchanged due to merger       6,324,384       64,951,432
Shares redeemed                     (3,839,175)     (34,638,761)
                                 -------------    -------------
Net increase                         5,398,169    $  56,193,180
                                 =============    =============

                                            CLASS A                           CLASS B
                                 ------------------------------    ------------------------------
                                     FOR THE PERIOD ENDED              FOR THE PERIOD ENDED
                                      OCTOBER 31, 2002(2)               OCTOBER 31, 2002(2)
                                 ------------------------------    ------------------------------
                                    SHARES            VALUE            SHARES          VALUE
                                 -------------    -------------    -------------    -------------
Shares sold                             43,776    $     442,368           21,770    $     188,375
Shares redeemed                        (29,606)        (308,047)              --               --
                                 -------------    -------------    -------------    -------------
Net Increase                            14,170    $     134,321           21,770    $     188,375
                                 =============    =============    =============    =============

                                             CLASS C
                                 ------------------------------
                                      FOR THE PERIOD ENDED
                                       OCTOBER 31, 2002(2)
                                 ------------------------------
                                    SHARES           VALUE
                                 -------------    -------------
Shares sold                             12,495    $     121,916
                                 -------------    -------------
Net increase                            12,495    $     121,916
                                 =============    =============

----------
(1) For the period December 24, 2001 (inception date) through October 31, 2002.
(2) For the period November 30, 2001 (inception date) through October 31, 2002.

   The Board of Directors of the Fund approved the imposition of a redemption fee plan, effective September 16, 2002, whereby 2% of the value of the Common Class and the Advisor Class redeemed or exchanged within 30 days from the date of purchase will be charged to shareholders. Reinvested dividends and distributions are not subject to the fee. The fee will be charged based on the value of shares at redemption, and will be paid directly to the fund and become part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions will be redeemed first, followed by the shares held longest.

   On October 31, 2002, the number of shareholders that held 5% or more of the outstanding shares for each class of the fund were as follows:

                                                NUMBER OF     APPROXIMATE PERCENTAGE
                                              SHAREHOLDERS     OF OUTSTANDING SHARES
                                              ------------    ----------------------
        Common Class                                2                   40%
        Advisor Class                               1                   99%
        Class A                                     9                   87%
        Class B                                     4                   92%
        Class C                                     8                   88%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 7. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of foreign currency transactions, losses deferred due to wash sales, investments in passive foreign investment companies and excise tax regulations.

   The tax characteristics of dividends and distributions paid during the period ended October 31, 2002 and 2001, respectively, for the Fund were as follows:

                       ORDINARY INCOME           LONG-TERM CAPITAL GAIN
                    ---------------------        ----------------------
                      2002        2001            2002         2001
                      ----        ----            ----         ----
                    $ 45,863  $ 5,066,407        $   --     $ 6,831,468

   At October 31, 2002, the components of distributable earnings on a tax basis for the Fund was as follows:

       Undistributed ordinary income                    $    1,245,280
       Accumulated realized loss                          (160,451,123)
       Unrealized depreciation                             (14,530,473)
                                                        --------------
                                                        $ (173,736,316)
                                                        ==============

   At October 31, 2002, the Fund had capital loss carryovers available to offset possible future capital gains as follows:

                                EXPIRES OCTOBER 31,
                 ---------------------------------------------------
                     2008                 2009             2010
                     ----                 ----             ----
                 $ 74,250,210         $ 9,965,813       $ 76,235,100

   At October 31, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows $276,904,254, $17,619,109, $(32,149,582) and $(14,530,473), respectively.

   At October 31, 2002, the Fund reclassified $242,812 from accumulated undistributed net investment income and $79,938,883 from accumulated net realized loss from investments to paid-in capital, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of losses deferred due to wash sales and capital loss carryovers from fund acquisitions.

NOTE 8. SUBSEQUENT EVENT

   On December 2, 2002, the Board of Directors of the Fund approved, subject to shareholder approval, a proposed reorganization (the "Reorganization"). If the Reorganization is completed, each shareholder of Credit Suisse European Equity Fund and Credit Suisse International Fund would become a shareholder of the Fund (the "Acquiring Fund") and would receive on a tax-free basis shares of the Acquiring Fund with the same net asset value as their shares of their respective Funds. The Reorganization is subject to the approval of the shareholders of Credit Suisse European Equity Fund and Credit Suisse International Fund. Proxy materials describing the proposed Reorganization will be mailed to shareholders of those Funds in anticipation of special meetings of shareholders to be held at a later date.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Credit Suisse International Focus Fund, Inc.:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse International Focus Fund, Inc. (the "Fund") at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2002

CREDIT SUISSE INTERNATIONAL FOCUS FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                                       TERM                                     NUMBER OF
                                                       OF OFFICE(1)                             PORTFOLIOS IN
                                                       AND                                      FUND
                                      POSITION(S)      LENGTH        PRINCIPAL                  COMPLEX         OTHER
                                      HELD WITH        OF TIME       OCCUPATION(S) DURING       OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE                 FUND             SERVED        PAST FIVE YEARS            DIRECTOR        HELD BY DIRECTOR
---------------------                 -----------      ------------  --------------------       -------------   ----------------
INDEPENDENT DIRECTORS

Richard H. Francis                    Director and     Since         Currently retired;         53              Director of
c/o Credit Suisse Asset               Audit            1999          Executive Vice                             The Indonesia
Management, LLC.                      Committee                      President and                              Fund, Inc.
466 Lexington Avenue                  Member                         Chief Financial
New York, New York                                                   Officer of Pan Am
10017-3147                                                           Corporation and Pan
                                                                     American World
Age: 70                                                              Airways, Inc. from
                                                                     1988 to 1991

Jack W. Fritz                         Director and     Since         Private investor;          52              Director of
2425 North Fish Creek Road            Audit            Fund          Consultant and                             Advo, Inc.
P.O. Box 1287                         Committee        Inception     Director of Fritz                          (direct mail
Wilson, Wyoming 83014                 Member                         Broadcasting, Inc.                         advertising)
                                                                     and Fritz
Age: 75                                                              Communications
                                                                     (developers and
                                                                     operators of radio
                                                                     stations) since 1987

Jeffrey E. Garten                     Director and     Since         Dean of Yale               52              Director of
Box 208200                            Audit            1998          School of Management                       Aetna, Inc.;
New Haven, Connecticut                Committee                      and William                                Director of
06520-8200                            Member                         S. Beinecke Professor                      Calpine Energy
                                                                     in the Practice of                         Corporation;
Age: 56                                                              International Trade                        Director of
                                                                     and Finance;                               CarMax Group
                                                                     Undersecretary of                          (used car
                                                                     Commerce for                               dealers)
                                                                     International Trade
                                                                     from November 1993 to
                                                                     October 1995;
                                                                     Professor at Columbia
                                                                     University from
                                                                     September 1992 to
                                                                     November 1993

                                       31

                                                       TERM                                     NUMBER OF
                                                       OF OFFICE(1)                             PORTFOLIOS IN
                                                       AND                                      FUND
                                      POSITION(S)      LENGTH        PRINCIPAL                  COMPLEX         OTHER
                                      HELD WITH        OF TIME       OCCUPATION(S) DURING       OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE                 FUND             SERVED        PAST FIVE YEARS            DIRECTOR        HELD BY DIRECTOR
---------------------                 -----------      ------------  --------------------       -------------   ----------------
INDEPENDENT DIRECTORS--(CONTINUED)

Peter F. Krogh                        Director and     Since         Dean Emeritus and          52              Member of
301 ICC                               Audit            2001          Distinguished Professor                    the Board
Georgetown University                 Committee                      of International                           of The Carlisle
Washington, DC 20057                  Member                         Affairs at the Edmund                      Companies Inc.;
                                                                     A. Walsh School of                         Member of
Age: 65                                                              Foreign Service,                           Selection
                                                                     Georgetown University;                     Committee
                                                                     Moderator of PBS                           for Truman
                                                                     foreign affairs                            Scholars and
                                                                     television series                          Henry Luce
                                                                                                                Scholars; Senior
                                                                                                                Associate of
                                                                                                                Center for
                                                                                                                Strategic and
                                                                                                                International
                                                                                                                Studies; Trustee
                                                                                                                of numerous world
                                                                                                                affairs
                                                                                                                organizations

James S. Pasman, Jr.                  Director and     Since         Currently retired;         54              Director of
c/o Credit Suisse Asset               Audit            1999          President and Chief                        Education
Management, LLC.                      Committee                      Operating Officer of                       Management
466 Lexington Avenue                  Member                         National InterGroup,                       Corp.; Director
New York, New York                                                   Inc. (holding company)                     of Credit
10017-3147                                                           from April 1989 to                         Suisse Asset
                                                                     March 1991; Chairman                       Management
Age: 71                                                              of Permian Oil Co. from                    Income Fund,
                                                                     April 1989 to March                        Inc., Trustee of
                                                                     1991                                       Credit Suisse
                                                                                                                High Yield Bond
                                                                                                                Fund

                                       32

                                                       TERM                                     NUMBER OF
                                                       OF OFFICE(1)                             PORTFOLIOS IN
                                                       AND                                      FUND
                                      POSITION(S)      LENGTH        PRINCIPAL                  COMPLEX         OTHER
                                      HELD WITH        OF TIME       OCCUPATION(S) DURING       OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE                 FUND             SERVED        PAST FIVE YEARS            DIRECTOR        HELD BY DIRECTOR
---------------------                 -----------      ------------  --------------------       -------------   ----------------
INDEPENDENT DIRECTORS--(CONTINUED)

Steven N. Rappaport                   Director and     Since         Partner of Lehigh Court,   53              Director of The
Lehigh Court, LLC.                    Audit            1999          LLC since July 2002;                       First Israel
40 East 52nd Street                   Committee                      President of Sun Gard                      Fund, Inc.
New York, New York                    Chairman                       Securities Finance, Inc.
10022                                                                from 2001 through July
                                                                     2002; President of
Age: 54                                                              Loanet, Inc. (on-line
                                                                     accounting service)
                                                                     from 1995 to 2001;
                                                                     Director, President,
                                                                     North American
                                                                     Operations, and former
                                                                     Executive Vice
                                                                     President from 1992 to
                                                                     1993 of Worldwide
                                                                     Operations of Metallurg
                                                                     Inc. (manufacturer of
                                                                     specialty metals and
                                                                     alloys); Executive
                                                                     Vice President,
                                                                     Telerate, Inc. (provider
                                                                     of real-time information
                                                                     to the capital markets)
                                                                     from 1987 to 1992;
                                                                     Partner in the law firm
                                                                     of Hartman & Craven
                                                                     until 1987

                                       33

                                                       TERM                                     NUMBER OF
                                                       OF OFFICE(1)                             PORTFOLIOS IN
                                                       AND                                      FUND
                                      POSITION(S)      LENGTH        PRINCIPAL                  COMPLEX         OTHER
                                      HELD WITH        OF TIME       OCCUPATION(S) DURING       OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE                 FUND             SERVED        PAST FIVE YEARS            DIRECTOR        HELD BY DIRECTOR
---------------------                 -----------      ------------  --------------------       -------------   ----------------
INTERESTED DIRECTOR

William W. Priest(2)                  Director         Since         Senior Partner and         59              Director of The
Steinberg Priest & Sloane                              1999          Fund Manager,                              Brazilian Equity
Capital Management                                                   Steinberg Priest &                         Fund, Inc.; The
12 East 49th Street                                                  Sloane Capital                             Chile Fund, Inc.;
12th Floor                                                           Management since                           The Emerging
New York, New York                                                   March 2001; Chairman                       Markets
10017                                                                and Managing                               Telecommunications
Age: 61                                                              Director of CSAM                           Fund, Inc.; The
                                                                     from 2000 to                               First Israel Fund,
                                                                     February 2001, Chief                       Inc.; The Latin
                                                                     Executive Officer and                      America Equity
                                                                     Managing Director of                       Fund, Inc.; The
                                                                     CSAM from 1990 to                          Indonesia Fund,
                                                                     2000                                       Inc.; and Credit
                                                                                                                Suisse Asset
                                                                                                                Management
                                                                                                                Income Fund, Inc.

----------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

(2) Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of CSAM until February 2001.

                                                         TERM
                                                         OF OFFICE(1)
                                                         AND
                                      POSITION(S)        LENGTH
                                      HELD WITH          OF TIME
NAME, ADDRESS AND AGE                 FUND               SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------                 -----------        ------------  ----------------------------------------------
OFFICERS

Laurence R. Smith                     Chairman           Since         Managing Director and Global Chief Investment Officer of
Credit Suisse Asset                                      2002          CSAM; Associated with JP Morgan Investment Management
Management, LLC                                                        from 1981 to 1999; Officer of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3147

Age: 44

Hal Liebes, Esq.                      Vice President     Since         Managing Director and Global General Counsel of CSAM;
Credit Suisse Asset                   and Secretary      1999          Associated with Lehman Brothers, Inc. from 1996 to 1997;
Management, LLC                                                        Associated with CSAM from 1995 to 1996; Associated with
466 Lexington Avenue                                                   CS First Boston Investment Management from 1994 to 1995;
New York, New York                                                     Associated with Division of Enforcement, U.S. Securities
10017-3147                                                             and Exchange Commission from Officer of other Credit Suisse
                                                                       Funds
Age: 38

Michael A. Pignataro                  Treasurer          Since         Director and Director of Fund Administration of CSAM;
Credit Suisse Asset                   and Chief          1999          Associated with CSAM since 1984; Officer of other Credit
Management, LLC                       Financial                        Suisse Funds
466 Lexington Avenue                  Officer
New York, New York
10017-3147

Age: 43

Gregory N. Bressler, Esq.             Assistant          Since         Vice President and Legal Counsel of CSAM since
Credit Suisse Asset                   Secretary          2000          January 2000; Associated with the law firm of
Management, LLC                                                        Swidler Berlin Shereff Friedman LLP from 1996 to 2000;
466 Lexington Avenue                                                   Officer of other Credit Suisse Funds
New York, New York
10017-3147

Age: 36

                                       35

                                                         TERM
                                                         OF OFFICE(1)
                                                         AND
                                      POSITION(S)        LENGTH
                                      HELD WITH          OF TIME
NAME, ADDRESS AND AGE                 FUND               SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------                 -----------        ------------  ----------------------------------------------
OFFICERS--(CONTINUED)

Kimiko T. Fields, Esq.                Assistant          Since         Assistant Vice President and Legal Counsel of CSAM since
Credit Suisse Asset                   Secretary          2002          December 2000; Asistant Vice President, Institutional
Management, LLC                                                        Marketing Department, CSAM, from January 2000 to
466 Lexington Avenue                                                   December 2000; Marketing Associate, International Equity
New York, New York                                                     Department, Warburg Pincus Asset Management, Inc. from
10017-3147                                                             January 1998 to January 2000; self-employed author and
                                                                       consultant, from January 1996 to December 1997; Officer of
Age: 38                                                                other Credit Suisse Funds

Rocco A. Del Guercio                  Assistant          Since         Vice President and Administrative Officer of CSAM;
Credit Suisse Asset                   Treasurer          1999          Associated with CSAM since June 1996; Assistant
Management, LLC                                                        Treasurer, Bankers Trust Co.-- Fund Administration from
466 Lexington Avenue                                                   March 1994 to June 1996; Mutual Fund Accounting
New York, New York                                                     Supervisor, Dreyfus Corporation from April 1987 to
10017-3147                                                             March 1994; Officer of other Credit Suisse Funds

Age: 39

Joseph Parascondola                   Assistant          Since         Assistant Vice President -- Fund Administration of CSAM
Credit Suisse Asset                   Treasurer          2000          since April 2000; Assistant Vice President, Deutsche Asset
Management, LLC                                                        Management from January 1999 to April 2000; Assistant
466 Lexington Avenue                                                   Vice President, Weiss, Peck & Greer LLC from November
New York, New York                                                     1995 to December 1998; Officer of other Credit Suisse
10017-3147                                                             Funds

Age: 39

Robert M. Rizza                       Assistant          Since         Assistant Vice President of CSAM since January 2001;
Credit Suisse Asset                   Treasurer          2002          Administrative Officer of CSAM from March 1998 to
Management, LLC                                                        December 2000; Assistant Treasurer of Bankers Trust Co.
466 Lexington Avenue                                                   from April 1994 to March 1998; Officer of other Credit
New York, New York                                                     Suisse Funds
10017-3147

Age: 37

   The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Fund was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on October 9, 2002. The following matter was voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are included on the total for each proposal.

   To approve a Sub-Investment Advisory Agreement for the Fund, Credit Suisse Asset Management LLC and Credit Suisse Asset Management (Australia) Limited ("CSAM Australia"):

                                         % OF TOTAL SHARES    % OF TOTAL
                            SHARES          OUTSTANDING      SHARES VOTED
                         -------------   -----------------   ------------
       For               22,253,930.13        64.51%            96.46%
       Against              442,502.35         1.28%             1.92%
       Abstain              374,476.04         1.09%             1.62%

CREDIT SUISSE INTERNATIONAL FOCUS FUND
TAX INFORMATION LETTER
October 31, 2002

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS (UNAUDITED)

   During the fiscal year ended October 31, 2002, the Fund distributed $1,625,034 of foreign source income on which the Fund paid foreign taxes of $405,681. This information is being furnished to you pursuant to notice requirements of Section 853(a) and 855(d) of the Internal Revenue Code 1986, as amended the "Code", and the Treasury Regulations thereunder.

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.CreditSuisseFunds.com

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.

CSIFL-2-1002